WARRANTS	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 28, 2015
Warrants
WARRANTS

For the three and six months ended August 31, 2015, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock in connection with the issuances of the Note on July 31, 2015, referenced in Note 4. This warrant is exercisable at $8.25 per share and expire on March 31, 2020. The warrant vests immediately.

In connection with the issuances of the Note pursuant to the Note Purchase Agreement on July 31, 2015, the Company issued placement agent warrants to purchase an aggregate of 5,600 shares of common stock.  These placement agent warrants were issued on July 31, 2015, are exercisable at $10.50 per share and expire on July 31, 2020. These placement agent warrants vest immediately. The fair value of these warrants was determined to be $16,800, as calculated using the Black-Scholes model. Weighted-average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.54%; (2) an expected term of 5.0 years; (3) an expected volatility of 128%; and (4) zero expected dividends. $16,800 was recorded as part of the debt discount against the stated value of the Note (See Note 4).

For the six months ended August 31, 2015, the Company issued an aggregate of 193,708 Series A Warrants in connection with the issuances of Series B Preferred Stock in March 2015, referenced in Note 3. These Series A Warrants were issued on March 27 and 31, 2015, are exercisable at $10.50 per share and expire on March 31, 2020. The Series A Warrants vest immediately. The Series A Warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Condensed Consolidated Balance Sheet.

In connection with the issuances of the Series B Preferred Stock on March 27 and 31, 2015, the Company issued placement agent warrants to purchase an aggregate of 20,668 shares of common stock.  These placement agent warrants had the same terms as the Series A Warrants and were issued on March 27, 2015, are exercisable at $10.50 per share and expire on March 31, 2020. These placement agent warrants vest immediately. The fair value of these warrants was determined to be $158,441, as calculated using the Black-Scholes model. Weighted-average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.41%; (2) an expected term of 5.0 years; (3) an expected volatility of 125%; and (4) zero expected dividends.

For the six months ended August 31, 2015, the Company issued an aggregate of 1,251 warrants to a consultant for services. These warrants were issued on May 31, 2015 and expire on May 31, 2020. 556 of such warrants are exercisable at $15.00 per share and 695 of such warrants are exercisable at $18.75 per share. These warrants vest immediately. The fair value of these warrants was determined to be $4,771, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.49%; (2) an expected term of 5.0 years; (3) an expected volatility of 124%; and (4) zero expected dividends. For the six months ended August 31, 2015, the Company recognized $4,771 of stock-based compensation for these warrants.

For the three and six months ended August 31, 2015, the Company issued to a consultant for services a five-year warrant to purchase 9,134 shares of common stock at an exercise price of $8.25 per share. This warrant vests immediately. The fair value of this warrant was determined to be $26,945, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.54%; (2) an expected term of 5.0 years; (3) an expected volatility of 128%; and (4) zero expected dividends. For the three and six months ended August 31, 2015, the Company recognized $26,945 of stock-based compensation for this warrant.

For the six months ended August 31, 2015, 1,668 common stock purchase warrants with an exercise price of $31.50 and 5,001 common stock purchase warrants with an exercise price of $22.50 were repurchased and cancelled as part of a settlement of a dispute with two affiliated security holders (see Note 3).

For the six months ended August 31, 2014, in connection with the issuance of convertible notes referenced in Note 5, the Company issued five-year warrants to purchase an aggregate 1,668 shares of common stock for a price of $31.50 and to purchase an aggregate 10,339 shares of common stock for a price of $22.50 per share. These warrants vested immediately. These warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Condensed Consolidated Balance Sheet. These warrants had a weighted-average fair value of $127,289, as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.64%; (2) an expected term of 5 years; (3) an expected volatility of 116.8%; and (4) zero expected dividends.

For the six months ended August 31, 2014, the Company issued 204,420 warrants in connection with the closing of the Qualified Financing as described in Note 3. These warrants were issued on June 30, 2014, are exercisable at $22.50 per share and expire on June 30, 2018. These warrants vested immediately. The warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Condensed Consolidated Balance Sheet.

The following table summarizes common stock purchase warrants issued and outstanding:

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	580,604	$17.85	$72,250	3.33
Granted	273,997	10.10	-	-
Exercised	-	-	-	-
Cancelled	6,669	24.75	-	-
Expired	-	-	-	-

Outstanding at August 31, 2015	847,932	$15.26	$-	3.42

Warrants exercisable at August 31, 2015 are:

Exercise Prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$8.25	83,104	4.81	83,104
$10.20	14,668	1.21	14,668
$10.50	344,005	4.59	344,005
$13.65	99,826	1.42	99,826
$15.00	556	4.75	556
$18.75	695	4.75	695
$21.00	52,427	0.99	52,427
$22.50	219,754	2.77	219,754
$31.50	29,830	2.62	29,830
$37.50	1,733	2.37	1,733
$45.00	1,334	1.42	1,334

During the year ended February 28, 2014, the Company entered into a consulting agreement whereby the Company issued to the consultant 1,167 common stock purchase warrants with a term of four years and an exercise price equal to $37.50 per share.  The fair value of these warrants was determined to be $17,495, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.09%; (2) an expected term of 4 years; (3) an expected volatility of 121%; and (4) zero expected dividends.

During the year ended February 28, 2014, the Company issued 19,849 warrants in connection with the issuance of Convertible Notes and 6,180 warrants in connection with an amendment of certain convertible notes during the year ended February 28, 2014.  See Note 9 for more details on these transactions.

During the year ended February 28, 2014, in connection with the issuance of 2013 Notes, the Company issued placement agent warrants to purchase an aggregate of 566 shares of common stock.  These placement agent warrants are exercisable at $37.50 per share, have a term of 5 years and a cashless exercise feature and vested immediately. The fair value of these warrants was determined to be $25,498, as calculated using a Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 0.74%; (2) an expected term of 5 years; (3) an expected volatility of 134%; and (4) zero expected dividends.

During the year ended February 28, 2015, the Company issued 1,668 warrants in connection with the issuance of Additional 2014 Notes referenced in Note 9 below. These warrants were issued on March 4, 2014, are exercisable at $31.50 per share, expire on March 4, 2019 and vested immediately. These warrants were recorded as a debt discount based on their relative fair value.

During the year ended February 28, 2015, the Company issued 10,339 warrants in connection with the issuance of the May 2014 Notes referenced in Note 9 below. These warrants were issued between May 22, 2014 and June 26, 2014, are exercisable at $22.50 per share and expire between May 22, 2019 and June 26, 2019. These warrants vested immediately. These warrants were recorded as a debt discount based on their relative fair value.

During the year ended February 28, 2015, the Company issued an aggregate of 204,416 warrants in connection with the closing of the Qualified Financing as described in Note 6. 197,500 warrants were issued on June 30, 2014, and 6,900 warrants were issued on July 14, 2014 and expire on June 30, 2018 and July 14, 2018, respectively. These warrants vested immediately. These warrants are exercisable at $22.50 per share. The warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the consolidated balance sheet.

During the year ended February 28, 2015, the Company issued 114,319 Series A Warrants in connection with the closing of the Series B Private Placement as described in Note 6. These warrants were issued on December 31, 2014, are exercisable at $10.50 per share and expire on March 31, 2020. These warrants vested immediately and do not contain any provision that would require liability treatment, therefore they were classified as equity in the consolidated balance sheet.

During the year ended February 28, 2015, the Company issued 9,710 Series A Warrants to placement agents in connection with the closing of the Series B Private Placement as described in Note 6. These warrants were issued on December 31, 2014, are exercisable at $10.50 per share and expire on March 31, 2020. These warrants vested immediately and did not contain any provisions that would require liability treatment. On the grant date, the fair value of the placement agent warrants was $46,592, as calculated using a Black-Scholes model, which was recorded as a stock issuance cost. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.65%; (2) an expected term of 5.25 years; (3) an expected volatility of 123%; and (4) zero expected dividends.

During the year ended February 28, 2015, the Company issued 30,334 Series B Warrants in connection with the closing of the Series B Private Placement as described in Note 6. These warrants were issued on December 31, 2014, are exercisable at $8.25 per share and expire on March 31, 2020. These warrants vested immediately. These warrants contained a full ratchet anti-dilution price protection provision, which required the Series B Warrants to be classified as derivative warrant liability (See Note 6 and Note 12).

The following table summarizes common stock purchase warrants issued and outstanding:

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2014	209,818	$18.60	$—	—
Issued	370,786	$17.40	$—	—
Outstanding at February 28, 2015	580,604	$17.85	$72,250	3.33

The following table summarizes common stock purchase warrants exercisable at February 28, 2015:

Exercise prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$8.25	30,334	5.09	30,334
$10.20	14,668	1.71	14,668
$10.50	124,029	5.09	124,029
$13.65	99,826	1.93	99,826
$21.00	52,427	1.49	52,427
$22.50	224,755	3.27	224,755
$31.50	31,498	2.96	31,498
$37.50	1,733	2.87	1,733
$45.00	1,334	1.92	1,334